Loans and Accounts Receivable From Customers - Movements in Credit Risk Provisions (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	$ (880,117)	$ (768,120)
- Increases due to change in credit risk	(284,141)	(269,348)
Decreases due to change in credit risk	112,615	111,255
- Charge-offs	174,556	167,364
- Changes due to modifications that did not result in derecognition	789	0
New financial assets originated or purchased	(414,765)	(282,800)
Financial assets that have been derecognized	244,413	199,319
Foreign exchange and other movements	4,777	(37,787)
Ending balance	(1,041,873)	(880,117)
Commercial loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(545,199)	(484,707)
- Increases due to change in credit risk	(207,540)	(155,464)
Decreases due to change in credit risk	43,482	55,248
- Charge-offs	87,082	82,217
- Changes due to modifications that did not result in derecognition	(869)	0
New financial assets originated or purchased	(291,865)	(136,559)
Financial assets that have been derecognized	162,519	114,655
Foreign exchange and other movements	4,773	(20,589)
Ending balance	(747,617)	(545,199)
Mortgages loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(78,501)	(66,117)
- Increases due to change in credit risk	(14,741)	(31,869)
Decreases due to change in credit risk	13,941	15,680
- Charge-offs	2,709	2,640
- Changes due to modifications that did not result in derecognition	1,344	0
New financial assets originated or purchased	2,312	(3,481)
Financial assets that have been derecognized	5,316	5,501
Foreign exchange and other movements	(5,845)	(855)
Ending balance	(73,465)	(78,501)
Consumer loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(256,417)
- Increases due to change in credit risk	(61,860)
Decreases due to change in credit risk	55,192
- Charge-offs	84,765
- Changes due to modifications that did not result in derecognition	314
New financial assets originated or purchased	(125,212)
Financial assets that have been derecognized	76,578
Foreign exchange and other movements	5,849
Ending balance	(220,791)	(256,417)
Individually Evaluated [Member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(193,135)	(133,610)
- Increases due to change in credit risk	(52,321)	(63,901)
Decreases due to change in credit risk	6,849	8,854
- Charge-offs	198	13,891
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(116,657)	(19,872)
Financial assets that have been derecognized	66,395	4,976
Changes in models/risk parameters	(43,689)	(933)
Foreign exchange and other movements	10,916	(2,540)
Ending balance	(321,444)	(193,135)
Individually Evaluated [Member] | Commercial loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(193,135)	(133,610)
- Increases due to change in credit risk	(52,321)	(63,901)
Decreases due to change in credit risk	6,849	8,854
- Charge-offs	198	13,891
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(116,657)	(19,872)
Financial assets that have been derecognized	66,395	4,976
Changes in models/risk parameters	(43,689)	(933)
Foreign exchange and other movements	10,916	(2,540)
Ending balance	(321,444)	(193,135)
Individually Evaluated [Member] | Mortgages loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(78,501)	(66,117)
- Increases due to change in credit risk	(14,741)	(31,869)
Decreases due to change in credit risk	13,941	15,680
- Charge-offs	2,709	2,640
- Changes due to modifications that did not result in derecognition	1,344	0
New financial assets originated or purchased	2,312	(3,481)
Financial assets that have been derecognized	5,316	5,501
Foreign exchange and other movements	(5,845)	(855)
Ending balance	(73,465)	(78,501)
Individually Evaluated [Member] | Consumer loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(256,417)
- Increases due to change in credit risk	(61,860)
Decreases due to change in credit risk	55,192
- Charge-offs	84,765
- Changes due to modifications that did not result in derecognition	314
New financial assets originated or purchased	(125,212)
Financial assets that have been derecognized	76,578
Foreign exchange and other movements	5,849
Ending balance	(220,791)	(256,417)
Individually Evaluated [Member] | Stage1 [member] | 12-month expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
- Transfers to stage 2	82
- Transfers to stage 3	63
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(46)
Financial assets that have been derecognized	500
Foreign exchange and other movements	(645)
Ending balance	(46)
Individually Evaluated [Member] | Stage1 [member] | Commercial loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
- Transfers to stage 2	82
- Transfers to stage 3	63
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(46)
Financial assets that have been derecognized	500
Foreign exchange and other movements	(645)
Ending balance	(46)
Individually Evaluated [Member] | Stage1 [member] | Mortgages loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(5,680)	(5,756)
- Transfers to stage 1	(8,391)	(3,316)
- Transfers to stage 2	1,243	484
- Transfers to stage 3	29	244
- Increases due to change in credit risk	(3,313)	(530)
Decreases due to change in credit risk	6,499	4,200
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(2,010)	(1,347)
Financial assets that have been derecognized	557	605
Foreign exchange and other movements	334	(264)
Ending balance	(10,732)	(5,680)
Individually Evaluated [Member] | Stage1 [member] | Consumer loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(66,692)
- Transfers to stage 1	(30,022)
- Transfers to stage 2	11,428
- Transfers to stage 3	1,454
- Increases due to change in credit risk	(6,852)
Decreases due to change in credit risk	34,718
- Charge-offs	1,318
- Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	(34,531)
Financial assets that have been derecognized	19,842
Foreign exchange and other movements	2,688
Ending balance	(66,649)	(66,692)
Individually Evaluated [Member] | Stage 2 [member] | Lifetime expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(42,000)	(46,153)
- Transfers to stage 2	(82)
- Transfers to stage 3	9,055	22,642
- Increases due to change in credit risk	(8,381)	(1,216)
Decreases due to change in credit risk	4,761	7,758
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(12,567)	(12,496)
Financial assets that have been derecognized	4,873	1,824
Changes in models/risk parameters	3,009	(933)
Foreign exchange and other movements	(24,948)	(13,426)
Ending balance	(66,280)	(42,000)
Individually Evaluated [Member] | Stage 2 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(42,000)	(46,153)
- Transfers to stage 2	(82)
- Transfers to stage 3	9,055	22,642
- Increases due to change in credit risk	(8,381)	(1,216)
Decreases due to change in credit risk	4,761	7,758
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(12,567)	(12,496)
Financial assets that have been derecognized	4,873	1,824
Changes in models/risk parameters	3,009	(933)
Foreign exchange and other movements	(24,948)	(13,426)
Ending balance	(66,280)	(42,000)
Individually Evaluated [Member] | Stage 2 [member] | Mortgages loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(49,072)	(37,800)
- Transfers to stage 1	7,706	2,901
- Transfers to stage 2	(8,157)	(5,430)
- Transfers to stage 3	3,576	7,413
- Increases due to change in credit risk	(8,190)	(25,837)
Decreases due to change in credit risk	4,572	8,916
- Charge-offs	9	16
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(1,626)	(1,622)
Financial assets that have been derecognized	2,561	2,553
Foreign exchange and other movements	107	(182)
Ending balance	(48,514)	(49,072)
Individually Evaluated [Member] | Stage 2 [member] | Consumer loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(113,507)
- Transfers to stage 1	22,886
- Transfers to stage 2	(17,019)
- Transfers to stage 3	8,894
- Increases due to change in credit risk	(22,545)
Decreases due to change in credit risk	19,742
- Charge-offs	14,393
- Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	(59,336)
Financial assets that have been derecognized	38,879
Foreign exchange and other movements	2,260
Ending balance	(105,353)	(113,507)
Individually Evaluated [Member] | Stage 3 [member] | Lifetime expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(151,135)	(87,457)
- Transfers to stage 3	(9,118)	(22,642)
- Increases due to change in credit risk	(43,940)	(62,685)
Decreases due to change in credit risk	2,088	1,096
- Charge-offs	198	13,891
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(104,044)	(7,376)
Financial assets that have been derecognized	61,022	3,152
Changes in models/risk parameters	(46,698)
Foreign exchange and other movements	36,509	10,886
Ending balance	(255,118)	(151,135)
Individually Evaluated [Member] | Stage 3 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(151,135)	(87,457)
- Transfers to stage 3	(9,118)	(22,642)
- Increases due to change in credit risk	(43,940)	(62,685)
Decreases due to change in credit risk	2,088	1,096
- Charge-offs	198	13,891
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(104,044)	(7,376)
Financial assets that have been derecognized	61,022	3,152
Changes in models/risk parameters	(46,698)
Foreign exchange and other movements	36,509	10,886
Ending balance	(255,118)	(151,135)
Individually Evaluated [Member] | Stage 3 [member] | Mortgages loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(23,749)	(22,561)
- Transfers to stage 1	685	415
- Transfers to stage 2	6,914	4,946
- Transfers to stage 3	(3,605)	(7,657)
- Increases due to change in credit risk	(3,238)	(5,502)
Decreases due to change in credit risk	2,870	2,564
- Charge-offs	2,700	2,624
- Changes due to modifications that did not result in derecognition	1,344	0
New financial assets originated or purchased	5,948	(512)
Financial assets that have been derecognized	2,198	2,343
Foreign exchange and other movements	(6,286)	(409)
Ending balance	(14,219)	(23,749)
Individually Evaluated [Member] | Stage 3 [member] | Consumer loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(76,218)
- Transfers to stage 1	7,136
- Transfers to stage 2	5,591
- Transfers to stage 3	(10,348)
- Increases due to change in credit risk	(32,463)
Decreases due to change in credit risk	732
- Charge-offs	69,054
- Changes due to modifications that did not result in derecognition	314
New financial assets originated or purchased	(31,345)
Financial assets that have been derecognized	17,857
Foreign exchange and other movements	901
Ending balance	(48,789)	(76,218)
Group [Member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(686,982)	(634,510)
- Increases due to change in credit risk	(231,820)	(205,447)
Decreases due to change in credit risk	105,766	102,401
- Charge-offs	174,358	153,473
- Changes due to modifications that did not result in derecognition	789	0
New financial assets originated or purchased	(298,108)	(262,928)
Financial assets that have been derecognized	178,018	194,343
Changes in models/risk parameters	43,689	933
Foreign exchange and other movements	(6,139)	(35,247)
Ending balance	(720,429)	(686,982)
Group [Member] | Commercial loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(352,064)	(351,097)
- Increases due to change in credit risk	(155,219)	(91,563)
Decreases due to change in credit risk	36,633	46,394
- Charge-offs	86,884	68,326
- Changes due to modifications that did not result in derecognition	(869)	0
New financial assets originated or purchased	(175,208)	(116,687)
Financial assets that have been derecognized	96,124	109,679
Changes in models/risk parameters	43,689	933
Foreign exchange and other movements	(6,143)	(18,049)
Ending balance	(426,173)	(352,064)
Group [Member] | Consumer loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(256,417)	(217,296)
- Increases due to change in credit risk		(94,012)
Decreases due to change in credit risk		40,327
- Charge-offs		82,507
- Changes due to modifications that did not result in derecognition		0
New financial assets originated or purchased		(142,760)
Financial assets that have been derecognized		79,163
Foreign exchange and other movements		(4,346)
Ending balance		(256,417)
Group [Member] | Stage1 [member] | 12-month expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(145,415)	(138,492)
- Transfers to stage 1	(49,315)	(29,418)
- Transfers to stage 2	19,402	14,077
- Transfers to stage 3	2,280	5,171
- Increases due to change in credit risk	(28,719)	(19,691)
Decreases due to change in credit risk	59,996	51,409
- Charge-offs	1,390	983
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(80,071)	(73,009)
Financial assets that have been derecognized	50,438	49,158
Foreign exchange and other movements	4,553	(5,603)
Ending balance	(165,461)	(145,415)
Group [Member] | Stage1 [member] | Commercial loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(73,036)	(61,971)
- Transfers to stage 1	(10,902)	(9,243)
- Transfers to stage 2	6,731	6,626
- Transfers to stage 3	797	1,927
- Increases due to change in credit risk	(18,554)	(13,071)
Decreases due to change in credit risk	18,779	18,572
- Charge-offs	72	28
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(43,530)	(36,672)
Financial assets that have been derecognized	30,039	23,152
Foreign exchange and other movements	1,524	(2,384)
Ending balance	(88,080)	(73,036)
Group [Member] | Stage1 [member] | Consumer loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(66,692)	(70,765)
- Transfers to stage 1		(16,859)
- Transfers to stage 2		6,968
- Transfers to stage 3		3,000
- Increases due to change in credit risk		(6,090)
Decreases due to change in credit risk		28,637
- Charge-offs		955
- Changes due to modifications that did not result in derecognition		0
New financial assets originated or purchased		(34,990)
Financial assets that have been derecognized		25,401
Foreign exchange and other movements		(2,949)
Ending balance		(66,692)
Group [Member] | Stage 2 [member] | Lifetime expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(260,297)	(232,447)
- Transfers to stage 1	39,672	23,245
- Transfers to stage 2	(36,007)	(28,023)
- Transfers to stage 3	28,404	29,876
- Increases due to change in credit risk	(64,496)	(80,613)
Decreases due to change in credit risk	37,255	39,540
- Charge-offs	14,707	7,631
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(118,827)	(91,324)
Financial assets that have been derecognized	68,536	62,668
Changes in models/risk parameters	(3,009)	933
Foreign exchange and other movements	13,652	8,217
Ending balance	(280,410)	(260,297)
Group [Member] | Stage 2 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(109,671)	(109,805)
- Transfers to stage 1	9,080	7,555
- Transfers to stage 2	(10,831)	(10,260)
- Transfers to stage 3	15,934	11,340
- Increases due to change in credit risk	(33,761)	(32,280)
Decreases due to change in credit risk	12,941	19,449
- Charge-offs	305	179
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	(57,865)	(35,008)
Financial assets that have been derecognized	27,096	28,514
Changes in models/risk parameters	(3,009)	933
Foreign exchange and other movements	23,238	9,712
Ending balance	(126,543)	(109,671)
Group [Member] | Stage 2 [member] | Consumer loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(113,507)	(84,842)
- Transfers to stage 1		12,789
- Transfers to stage 2		(12,334)
- Transfers to stage 3		11,123
- Increases due to change in credit risk		(34,493)
Decreases due to change in credit risk		11,175
- Charge-offs		7,436
- Changes due to modifications that did not result in derecognition		0
New financial assets originated or purchased		(54,694)
Financial assets that have been derecognized		31,601
Foreign exchange and other movements		(1,268)
Ending balance		(113,507)
Group [Member] | Stage 3 [member] | Lifetime expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(281,270)	(263,571)
- Transfers to stage 1	9,643	6,173
- Transfers to stage 2	16,605	13,946
- Transfers to stage 3	(30,684)	(35,047)
- Increases due to change in credit risk	(138,605)	(105,143)
Decreases due to change in credit risk	8,515	11,452
- Charge-offs	158,261	144,859
- Changes due to modifications that did not result in derecognition	789	0
New financial assets originated or purchased	(99,210)	(98,595)
Financial assets that have been derecognized	59,044	82,517
Changes in models/risk parameters	46,698
Foreign exchange and other movements	(24,344)	(37,861)
Ending balance	(274,558)	(281,270)
Group [Member] | Stage 3 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	(169,357)	(179,321)
- Transfers to stage 1	1,822	1,688
- Transfers to stage 2	4,100	3,634
- Transfers to stage 3	(16,731)	(13,267)
- Increases due to change in credit risk	(102,904)	(46,212)
Decreases due to change in credit risk	4,913	8,373
- Charge-offs	86,507	68,119
- Changes due to modifications that did not result in derecognition	(869)	0
New financial assets originated or purchased	(73,813)	(45,007)
Financial assets that have been derecognized	38,989	58,013
Changes in models/risk parameters	46,698
Foreign exchange and other movements	(30,905)	(25,377)
Ending balance	(211,550)	(169,357)
Group [Member] | Stage 3 [member] | Consumer loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	$ (76,218)	(61,689)
- Transfers to stage 1		4,070
- Transfers to stage 2		5,366
- Transfers to stage 3		(14,123)
- Increases due to change in credit risk		(53,429)
Decreases due to change in credit risk		515
- Charge-offs		74,116
- Changes due to modifications that did not result in derecognition		0
New financial assets originated or purchased		(53,076)
Financial assets that have been derecognized		22,161
Foreign exchange and other movements		(129)
Ending balance		$ (76,218)